Calvert
Moderate Allocation Fund
June 30, 2026
Schedule of Investments (Unaudited)

Mutual Funds — 99.0%(1)

Security	Shares	Value
Equity Funds — 65.6%
Calvert Impact Fund, Inc.:
Calvert Small/Mid-Cap Fund, Class I	74,776	$ 1,993,530
Calvert Small-Cap Fund, Class R6	194,050	6,553,080
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	870,931	39,618,652
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,040,243	65,514,490
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	830,004	68,740,932
Calvert US Large-Cap Value Responsible Index Fund, Class R6	685,761	28,273,907
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	70,296	3,648,369
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	261,161	19,613,211
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	891,934	17,410,561
Calvert Emerging Markets Equity Fund, Class R6	236,926	7,155,164
Calvert International Equity Fund, Class R6	263,714	7,832,303
Calvert International Opportunities Fund, Class R6	700	13,102
		$266,367,301
Income Funds — 33.4%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	554,855	$8,200,755
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,365,748	63,608,950
The Calvert Fund:
Calvert Core Bond Fund, Class I	2,439,178	38,319,482
Calvert High Yield Bond Fund, Class R6	385,863	9,430,502
Security	Shares	Value
Income Funds (continued)
The Calvert Fund: (continued)
Calvert Mortgage Access Fund, Class I	1,665,890	$ 16,209,112
Calvert Short Duration Income Fund, Class R6	672	10,602
		$135,779,403
Total Mutual Funds (identified cost $305,430,528)		$402,146,704

Short-Term Investments — 1.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(2)	4,405,293	$ 4,405,293
Total Short-Term Investments (identified cost $4,405,293)		$ 4,405,293
Total Investments — 100.1% (identified cost $309,835,821)		$406,551,997

Other Assets, Less Liabilities — (0.1)%	$ (252,822)
Net Assets — 100.0%	$406,299,175

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.

Calvert
Moderate Allocation Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2026.
Affiliated Investments
At June 30, 2026, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $406,551,997, which represents 100.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$55,838,186	$11,521,206	$ (2,948,273)	$ (114,868)	$ (687,301)	$ 63,608,950	$1,884,656	$ —	4,365,748
Core Bond Fund, Class I	25,428,963	15,260,435	(1,744,121)	(38,634)	(587,161)	38,319,482	1,105,296	—	2,439,178
Emerging Markets Advancement Fund, Class I	14,024,035	1,590,237	(2,456,970)	380,690	3,872,569	17,410,561	486,874	—	891,934
Emerging Markets Equity Fund, Class R6	7,023,791	172,556	(2,424,678)	867,623	1,515,872	7,155,164	172,556	—	236,926
Equity Fund, Class R6	19,458,882	5,080,689	—	—	(4,926,360)	19,613,211	74,252	2,997,673	261,161
Flexible Bond Fund, Class R6	11,727,931	515,152	(3,946,134)	(7,129)	(89,065)	8,200,755	328,050	—	554,855
Floating-Rate Advantage Fund, Class R6	7,765,888	261,605	(7,820,972)	(42,861)	(163,660)	—	273,479	—	—
Focused Value Fund, Class R6	20,784,317	1,192,810	(22,115,480)	3,936,262	(3,797,909)	—	247,683	945,127	—
High Yield Bond Fund, Class R6	8,781,188	2,730,477	(1,962,116)	(60,088)	(58,959)	9,430,502	329,044	—	385,863
International Equity Fund, Class R6	21,711,904	1,135,490	(16,932,965)	5,920,147	(4,002,273)	7,832,303	264,170	871,320	263,714
International Opportunities Fund, Class R6	10,710,286	156,581	(10,662,191)	1,331,596	(1,523,170)	13,102	156,582	—	700
International Responsible Index Fund, Class R6	22,771,251	14,199,037	(2,590,660)	339,458	4,899,566	39,618,652	807,730	—	870,931
Liquidity Fund, Institutional Class(1)	4,333,425	19,521,757	(19,449,889)	—	—	4,405,293	54,204	—	4,405,293
Mortgage Access Fund, Class I	15,727,262	1,760,327	(969,515)	(16,232)	(292,730)	16,209,112	723,575	—	1,665,890
Short Duration Income Fund, Class R6	3,904,432	36,476	(3,927,720)	49,515	(52,101)	10,602	36,475	—	672
Small/Mid-Cap Fund, Class I	1,878,437	74,526	—	—	40,567	1,993,530	3,016	71,511	74,776
Small-Cap Fund, Class R6	9,512,604	1,076,157	(3,388,999)	(217,007)	(429,675)	6,553,080	39,000	1,037,157	194,050
Ultra-Short Duration Income Fund, Class R6	1,932,344	53,075	(1,983,376)	72,454	(74,497)	—	57,908	—	—

Calvert
Moderate Allocation Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Large-Cap Core Responsible Index Fund, Class R6	$ 64,441,363	$ 3,448,340	$ (8,496,970)	$ 187,469	$ 5,934,288	$ 65,514,490	$ 617,681	$ 2,830,660	1,040,243
US Large-Cap Growth Responsible Index Fund, Class R6	32,656,537	35,258,180	(5,305,773)	249,601	5,882,387	68,740,932	173,106	842,127	830,004
US Large-Cap Value Responsible Index Fund, Class R6	25,624,129	2,257,258	(3,343,709)	364,653	3,371,576	28,273,907	543,454	1,713,805	685,761
US Mid-Cap Core Responsible Index Fund, Class R6	5,862,644	264,749	(3,045,875)	842,948	(276,097)	3,648,369	80,032	184,716	70,296
Total				$14,045,597	$8,555,867	$406,551,997	$8,458,823	$11,494,096

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$402,146,704	$ —	$ —	$402,146,704
Short-Term Investments	4,405,293	—	—	4,405,293
Total Investments	$406,551,997	$ —	$ —	$406,551,997
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
3